AB Active ETFs, Inc.

AB International Low Volatility Equity ETF

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Financials – 24.5%
Banks – 12.5%
Bank Leumi Le-Israel BM	495,221	$4,767,227
DBS Group Holdings Ltd.	298,760	8,333,970
KBC Group NV	84,679	6,593,052
Mitsubishi UFJ Financial Group, Inc.	1,350,900	14,176,541
NatWest Group PLC	3,261,026	14,794,598
Nordea Bank Abp (Stockholm)	1,020,927	12,082,743
Oversea-Chinese Banking Corp., Ltd.	1,565,880	17,479,423
Royal Bank of Canada	36,137	4,369,956
Sumitomo Mitsui Financial Group, Inc.	236,500	15,511,658
UniCredit SpA	232,235	9,608,937

		107,718,105

Capital Markets – 4.5%
Euronext NV	130,336	13,936,377
IG Group Holdings PLC(a)	343,721	4,390,869
London Stock Exchange Group PLC	105,961	14,274,077
Singapore Exchange Ltd.	694,100	5,767,082

		38,368,405

Insurance – 7.5%
AIA Group Ltd.	613,600	4,361,843
Allianz SE (REG)	13,626	4,236,708
AXA SA	303,276	11,547,949
Medibank Pvt Ltd.	2,545,676	6,667,153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	27,071	14,661,820
NN Group NV	221,077	10,838,211
Sampo Oyj - Class A	269,215	12,041,941

		64,355,625

		210,442,135

Industrials – 19.2%
Aerospace & Defense – 2.7%
BAE Systems PLC	821,891	14,722,725
Safran SA	38,854	8,513,333

		23,236,058

Commercial Services & Supplies – 0.5%
Secom Co., Ltd.	59,300	4,325,168

Construction & Engineering – 2.0%
INFRONEER Holdings, Inc.	795,200	6,673,771
Stantec, Inc.	124,397	10,187,124

		16,860,895

Electrical Equipment – 4.3%
ABB Ltd. (REG)	137,607	7,887,122
Prysmian SpA	249,682	17,522,048
Schneider Electric SE	45,803	11,645,638

		37,054,808

Ground Transportation – 0.9%
Canadian National Railway Co.	65,376	7,702,508

Company	Shares	U.S. $ Value

Industrial Conglomerates – 1.7%
Hitachi Ltd.	581,700	$14,270,337

Professional Services – 5.7%
Experian PLC	185,447	8,978,785
MEITEC Group Holdings, Inc.	313,300	7,397,585
RELX PLC (London)	349,868	16,272,823
Wolters Kluwer NV	92,952	15,860,273

		48,509,466

Trading Companies & Distributors – 1.4%
BOC Aviation Ltd.(a) (b)	613,700	5,286,990
Brenntag SE	94,508	7,031,945

		12,318,935

		164,278,175

Information Technology – 11.6%
IT Services – 3.2%
Amdocs Ltd.	79,369	6,902,722
BIPROGY, Inc.	269,000	8,699,708
CGI, Inc.(a)	33,775	3,804,903
Nomura Research Institute Ltd.	221,000	7,452,423

		26,859,756

Semiconductors & Semiconductor Equipment – 3.0%
ASML Holding NV	14,273	12,828,612
Taiwan Semiconductor Manufacturing Co., Ltd.	437,000	12,895,530

		25,724,142

Software – 4.7%
Constellation Software, Inc./Canada	7,166	23,398,512
Nice Ltd.(a)	16,933	3,023,900
SAP SE	64,162	14,042,255

		40,464,667

Technology Hardware, Storage & Peripherals – 0.7%
Logitech International SA (REG)	66,859	6,053,519

		99,102,084

Health Care – 11.5%
Health Care Providers & Services – 1.9%
Fresenius SE & Co. KGaA(a)	294,236	10,868,269
Galenica AG(b)	67,059	5,821,080

		16,689,349

Pharmaceuticals – 9.6%
AstraZeneca PLC	92,659	16,164,696
Chugai Pharmaceutical Co., Ltd.	207,200	10,507,639
Hikma Pharmaceuticals PLC	158,341	4,126,618
Novartis AG (REG)	86,425	10,402,170
Novo Nordisk A/S - Class B	234,413	32,633,312

Company	Shares	U.S. $ Value

Sanofi SA	73,332	$8,214,524

		82,048,959

		98,738,308

Consumer Staples – 8.8%
Beverages – 0.9%
Asahi Group Holdings Ltd.	217,100	8,091,767

Consumer Staples Distribution & Retail – 3.9%
Jeronimo Martins SGPS SA	188,959	3,501,317
Koninklijke Ahold Delhaize NV	324,367	11,151,839
Loblaw Cos., Ltd.	57,494	7,502,908
Tesco PLC	2,361,196	10,976,029

		33,132,093

Food Products – 1.8%
Glanbia PLC	554,674	9,823,498
Nestle SA (REG)	52,931	5,678,331

		15,501,829

Personal Care Products – 0.7%
Haleon PLC	1,294,372	6,498,312

Tobacco – 1.5%
Philip Morris International, Inc.	101,584	12,524,291

		75,748,292

Consumer Discretionary – 8.1%
Automobiles – 1.7%
Honda Motor Co., Ltd.	1,342,700	14,643,780

Diversified Consumer Services – 1.4%
Pearson PLC	856,420	11,885,812

Hotels, Restaurants & Leisure – 3.1%
Amadeus IT Group SA	142,914	9,640,190
Booking Holdings, Inc.	1,471	5,750,477
Compass Group PLC	367,847	11,597,800

		26,988,467

Leisure Products – 0.4%
Bandai Namco Holdings, Inc.	156,000	3,350,242

Specialty Retail – 1.5%
Industria de Diseno Textil SA	229,843	12,461,159

		69,329,460

Communication Services – 6.0%
Diversified Telecommunication Services – 2.0%
BCE, Inc.	60,256	2,110,693
Deutsche Telekom AG (REG)	193,132	5,496,227
HKT Trust & HKT Ltd. - Class SS	4,236,000	5,381,616
Telstra Group Ltd.	1,378,409	3,675,535

		16,664,071

Entertainment – 0.9%
GungHo Online Entertainment, Inc.	357,500	7,439,477

Company	Shares	U.S. $ Value

Interactive Media & Services – 2.2%
Auto Trader Group PLC	645,984	$7,224,860
Kakaku.com, Inc.	697,600	11,982,402

		19,207,262

Media – 0.9%
Informa PLC	708,097	7,761,344

		51,072,154

Energy – 4.8%
Oil, Gas & Consumable Fuels – 4.8%
ENEOS Holdings, Inc.	1,560,400	8,460,807
Equinor ASA	77,256	2,053,168
Shell PLC	677,719	23,879,465
TotalEnergies SE	93,775	6,455,294

		40,848,734

Utilities – 2.7%
Electric Utilities – 1.0%
Enel SpA	1,116,690	8,484,344

Multi-Utilities – 1.7%
National Grid PLC	1,130,605	14,838,179

		23,322,523

Real Estate – 0.9%
Real Estate Management & Development – 0.9%
Mitsui Fudosan Co., Ltd.	752,600	8,104,645

Materials – 0.6%
Metals & Mining – 0.6%
Rio Tinto Ltd.	63,349	4,794,676

Total Common Stocks (cost $635,365,985)		845,781,186

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(a) (c) (d) (cost $0)	9,807	0

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(e) (f) (g) (cost $1,455,377)	1,455,377	1,455,377

U.S. $ Value

Total Investments – 98.8% (cost $636,821,362)(h)	$847,236,563
Other assets less liabilities – 1.2%	9,911,790

Net Assets – 100.0%	$857,148,353

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CAD	77,837	USD	57,428	11/07/2024	$(438,139)
Bank of America, NA	GBP	635	USD	833	11/08/2024	(1,984)
Bank of America, NA	TWD	348,893	USD	10,966	11/22/2024	(71,294)
Deutsche Bank AG	AUD	12,355	USD	8,325	09/19/2024	(61,280)
Deutsche Bank AG	SEK	26,787	USD	2,549	09/19/2024	(69,146)
Deutsche Bank AG	USD	54,926	AUD	81,549	09/19/2024	426,967
Deutsche Bank AG	USD	5,230	NOK	55,987	09/19/2024	57,814
Deutsche Bank AG	JPY	386,807	USD	2,683	10/17/2024	9,695
Deutsche Bank AG	JPY	761,841	USD	5,201	10/17/2024	(63,615)
Deutsche Bank AG	USD	5,142	JPY	750,744	10/17/2024	46,702
Deutsche Bank AG	EUR	2,915	USD	3,235	10/25/2024	854
Deutsche Bank AG	EUR	3,495	USD	3,829	10/25/2024	(49,031)
Deutsche Bank AG	USD	14,242	EUR	12,963	10/25/2024	140,388
Morgan Stanley Capital Services LLC	USD	16,094	SEK	168,855	09/19/2024	407,622
Morgan Stanley Capital Services LLC	USD	37,299	JPY	5,446,353	10/17/2024	339,701
Morgan Stanley Capital Services LLC	SGD	35,869	USD	26,756	10/18/2024	(831,326)
Morgan Stanley Capital Services LLC	USD	5,382	EUR	4,851	10/25/2024	(134)
NatWest Markets PLC	NOK	28,893	USD	2,695	09/19/2024	(33,923)
NatWest Markets PLC	USD	2,219	AUD	3,287	09/19/2024	12,420
NatWest Markets PLC	USD	5,192	JPY	753,805	10/17/2024	16,976
NatWest Markets PLC	USD	46,646	CHF	39,415	10/25/2024	95,317
NatWest Markets PLC	USD	15,243	EUR	13,892	10/25/2024	170,290
NatWest Markets PLC	GBP	41,616	USD	55,099	11/08/2024	381,096
State Street Bank & Trust Co.	USD	2,425	SGD	3,204	10/18/2024	39,489
State Street Bank & Trust Co.	EUR	4,186	USD	4,588	10/25/2024	(56,018)
State Street Bank & Trust Co.	USD	482	EUR	435	10/25/2024	0
State Street Bank & Trust Co.	GBP	5,236	USD	6,907	11/08/2024	22,931
State Street Bank & Trust Co.	GBP	1,928	USD	2,530	11/08/2024	(5,475)

						$486,897

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $11,108,070 or 1.3% of net assets.

(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $220,320,452 and gross unrealized depreciation of investments was $(9,418,354), resulting in net unrealized appreciation of $210,902,098.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

AB Active ETFs, Inc.

AB International Low Volatility Equity ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Financials	$106,919,179	$103,522,956	$—		$210,442,135
Industrials	41,772,127	122,506,048	—		164,278,175
Information Technology	59,335,687	39,766,397	—		99,102,084
Health Care	10,507,639	88,230,669	—		98,738,308
Consumer Staples	52,595,620	23,152,672	—		75,748,292
Consumer Discretionary	23,744,499	45,584,961	—		69,329,460
Communication Services	38,351,067	12,721,087	—		51,072,154
Energy	8,460,807	32,387,927	—		40,848,734
Utilities	—	23,322,523	—		23,322,523
Real Estate	8,104,645	—	—		8,104,645
Materials	4,794,676	—	—		4,794,676
Warrants	—	—	0	(a)	—
Short-Term Investments	1,455,377	—	—		1,455,377

Total Investments in Securities	356,041,323	491,195,240	0	(a)	847,236,563
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	2,168,262	—		2,168,262
Liabilities:
Forward Currency Exchange Contracts	—	(1,681,365)	—		(1,681,365)

Total	$356,041,323	$491,682,137	$0	(a)	$847,723,460

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$31,972	$30,517	$1,455	$24